Tema Space Innovators ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 40.5% (a)
Astroscale Holdings, Inc. (b)	4,771,546	$ 82,059,866
Avio SpA	375,766	18,877,273
Firefly Aerospace, Inc. (b)	2,790,445	129,727,788
GomSpace Group AB (b)	4,124,692	9,283,025
Hawkeye 360, Inc. (b)	165,000	5,446,650
Intuitive Machines, Inc. (b)	3,914,663	171,579,679
MDA Space Ltd. (b)	1,941,027	86,822,138
MDA Space Ltd. (b)	270,000	12,040,474
OHB SE	52,718	27,209,409
QPS Holdings, Inc. (b)	2,307,160	58,814,364
Redwire Corp. (b)	817,257	20,080,005
Rocket Lab Corp. (b)	2,021,055	289,980,971
Voyager Technologies, Inc. - Class A (b)	1,580,087	78,261,709
York Space Systems, Inc. (b)	2,238,208	73,055,109
		1,063,238,460

Chemicals - 3.7%
5N Plus, Inc. (b)	3,149,951	97,652,708

Communications Equipment - 7.5%
Filtronic PLC (b)	13,699,604	71,951,702
Intellian Technologies, Inc.	101,293	8,946,316
KVH Industries, Inc. (b)	718,801	6,670,473
Viasat, Inc. (b)	1,363,273	109,907,069
		197,475,560

Diversified Telecommunication Services - 9.0%
AST SpaceMobile, Inc. (b)	1,356,658	153,858,584
Iridium Communications, Inc.	1,593,871	82,530,640
SpaceX SPV Exposure (Common) (b)(c)	139,659	17,735,305
SpaceX SPV Exposure (Preferred) (b)(c)	24,212	153,733,936
		407,858,465

Electronic Equipment, Instruments & Components - 8.5%
CPS Technologies Corp. (b)	1,506,077	13,584,815
LightPath Technologies, Inc. - Class A (b)	2,509,440	42,610,291
nLight, Inc. (b)	764,595	56,671,781
Syntec Optics Holdings, Inc. (b)	671,841	6,684,818
Universal Microwave Technology, Inc.	806,489	56,639,983
Vishay Precision Group, Inc. (b)	372,884	46,726,094
		222,917,782

Health Care Technology - 0.2%
Sphere Corp. (b)	218,133	5,637,877

Machinery - 0.9%
Velo3D, Inc. (b)	954,588	22,919,658

Media - 6.7%
EchoStar Corp. - Class A (b)	1,041,975	134,612,750
SKY Perfect JSAT Corp.	1,438,525	40,374,262

			174,987,012

Professional Services - 11.5%
BlackSky Technology, Inc. (b)	2,136,945		103,577,724
Planet Labs PBC (b)	3,424,340		175,120,748
Synspective, Inc. (b)	1,939,530		23,089,498
			301,787,970

Semiconductors & Semiconductor Equipment - 0.7%
Win Semiconductors Corp.	1,103,145		18,558,600

Software - 0.7%
NextNav, Inc. (b)	895,295		18,460,983
TOTAL COMMON STOCKS (Cost $2,314,893,417)			2,531,495,075

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (d)	236,330,100		236,330,100
TOTAL MONEY MARKET FUNDS (Cost $236,330,100)			236,330,100

TOTAL INVESTMENTS - 105.4% (Cost $2,551,223,517)			2,767,825,175
Liabilities in Excess of Other Assets - (5.4)%		(0.05404)	(141,899,827)
TOTAL NET ASSETS - 100.0%			$ 2,625,925,348

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171,469,241 or 6.5% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema Space Innovators ETF
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,360,025,834	$ –	$ 171,469,241	$ 2,531,495,075
Money Market Funds	236,330,100	–	–	236,330,100
Total Investments	$ 2,596,355,934	$ –	$ 171,469,241	$ 2,767,825,175

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of February 28, 2026	$ 0
Purchases	176,920,601
Change in unrealized appreciation/depreciation	(5,451,360)
Amortization/(Accretion)	0
Ending balance as of May 31, 2026	$ 171,469,241
$0
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$ (5,451,360)
0

Description	Fair Value as of 5/31/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
SpaceX SPV Exposure (Common)	$ 17,735,305	Transaction Method	Price Per SPV Unit	-
SpaceX SPV Exposure (Preferred)	$ 153,733,936	Transaction Method	Price Per SPV Unit	-

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 2,149,867,680	81.9%
Japan	204,337,990	7.8
Canada	196,515,320	7.5
Taiwan	75,198,583	2.9
United Kingdom	71,951,702	2.7
Germany	27,209,409	1.0
Italy	18,877,273	0.7
South Korea	14,584,193	0.5
Sweden	9,283,025	0.4
Liabilities in Excess of Other Assets	(141,899,827)	(5.4)
	$ 2,625,925,348	100.0%

Sector Classification as of May 31, 2026
(% of Net Assets)
Industrials	$ 1,387,946,088	52.9%
Communication Services	582,845,477	22.2
Information Technology	457,412,925	17.4
Materials	97,652,708	3.7
Health Care	5,637,877	0.2
Money Market Funds	236,330,100	9.0
Liabilities in Excess of Other Assets	(141,899,827)	(5.4)
	$ 2,625,925,348	100.0%